Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 624	$ 1,113
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	27,483,350	27,483,350	27,483,350
Common stock, shares outstanding	27,483,350	27,483,350	27,483,350